Short-term Borrowings and Other Financial Liabilities and Short-term Borrowings from Related Parties (Details) (USD $) In Thousands, unless otherwise specified			9 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2011 Fresenius SE [Member]	Sep. 30, 2011 General Partner [Member]
Short Term Borrowings Other Financial Liabilities And Short Term Borrowings From Related Parties (Details) [Abstract]
Borrowings under lines of credit	$ 152,320	$ 131,791
Accounts receivable facility	0	510,000
Other financial liabilities	9,087	28,880
Related Party Transaction Rate			2.606%	1.335%
Short-term borrowings and other financial liabilities	161,407	670,671
Short Term Borrowings Due To Related Parties Current	88,734	9,683
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$ 250,141	$ 680,354